EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - Events After Reporting Period	12 Months Ended
Mar. 31, 2023 $ / shares shares
Statement [Line Items]
Incentive Stock option granted	520,000
Aggregate common shares acquire	520,000
Share price | $ / shares	$ 0.125
Stock granted term dscription	three years